General and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Business And Basis Of Presentation [Line Items]
Minimum likelihood to impair indefinite lived intangible asset		50.00%
Pension Cost [Member]
Business And Basis Of Presentation [Line Items]
Amortized pension and post- retirement benefit costs before tax	$ 0.9	$ 1.9
Amortized pension and post-retirement benefit costs net of tax	0.6	1.2
Post-retirement Benefit Costs [Member]
Business And Basis Of Presentation [Line Items]
Amortized pension and post- retirement benefit costs before tax	0.1	0.2
Amortized pension and post-retirement benefit costs net of tax	$ 0.1	$ 0.1